Risks and Concentration - Schedules of Concentration of Risk (Details) - Customer Concentration Risk	12 Months Ended
Mar. 31, 2025
Accounts Receivables | Customer A
Concentration Risk [Line Items]
Concentration Risk, Threshold Percentage	39.00%
Accounts Receivables | Customer B
Concentration Risk [Line Items]
Concentration Risk, Threshold Percentage	23.00%
Sales Revenue, Net | Customer A
Concentration Risk [Line Items]
Concentration Risk, Threshold Percentage	11.00%
Sales Revenue, Net | Customer B
Concentration Risk [Line Items]
Concentration Risk, Threshold Percentage	12.00%